The Caldwell & Orkin Funds, Inc.

5185 Peachtree Parkway, Suite 370

Norcross, GA  30092-6541

September 1, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC  20549

Re:

The Caldwell & Orkin Funds, Inc. (the “Company”)

File No. 33-35156

Dear Sir or Madam:

In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933, as amended (the “Securities Act”), this letter serves to certify that the form of Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A for the Caldwell & Orkin Market Opportunity Fund, a series of the Company, does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act.  Post-Effective Amendment No. 29, which was the most recent Post-Effective Amendment to the Company’s Registration Statement, was filed electronically (SEC Accession No. 0001193125-10-200437) with the Securities and Exchange Commission on August 30, 2010 pursuant to Rule 485(b) of the Securities Act.

Sincerely,

/s/ Paul F. Leone

Paul F. Leone

Secretary